Integrity Mid-North American Resources Fund
Schedule of Investments October 31, 2022 (unaudited)
		Fair
	Shares	Value
COMMON STOCKS (97.9%)

Energy (81.4%)
Shell PLC	80,000	$3,261,440
*Darling Ingredients Inc	23,000	4,450,400
*Antero Resources Corp	90,000	3,299,400
Archaea Energy Inc	150,000	3,871,500
Baker Hughes a GE Co	60,000	1,659,600
Coterra EnerCoterra Energy Inc	100,000	3,113,000
Cactus Inc	102,000	5,275,440
ChampionX Corp	161,000	4,607,820
Cheniere Energy Inc	77,000	13,583,570
Devon Energy Corp	42,000	3,248,700
Diamondback Energy Inc	70,000	10,997,700
EOG Resources Inc	7,000	955,640
Enbridge Inc	139,000	5,414,050
Excelerate Energy Inc	80,000	2,209,600
Exxon Mobil Corp	52,000	5,762,120
HollyFrontier Corp	26,000	1,590,420
Halliburton Co	200,000	7,284,000
Marathon Oil Corp	200,000	6,090,000
New Fortress Energy Inc	90,000	4,956,300
*NexTier Oilfield Solutions Inc	670,000	6,753,600
Ovintiv Inc	120,000	6,078,000
Patterson UTI Energy Inc	190,000	3,353,500
Pembina Pipeline Corp	60,000	1,980,600
Phillips 66	37,000	3,858,730
Pioneer Natural Resources Co	15,000	3,846,150
*ProFrac Holding Corp	75,000	1,643,250
Solaris Oilfield Infrastructure Inc	160,000	2,179,200
TransCanada Corp	50,000	2,196,000
Valero Energy Corp	34,000	4,268,700
		127,788,430
Industrials (5.6%)
*Array Technologies Inc	120,000	2,172,000
Generac Holdings Inc	15,000	1,738,650
*Plug Power Inc	28,000	447,440
Quanta Services Inc	14,000	1,988,560
*Shoals Technologies Group Inc	36,000	831,960
*Sunrun Inc	70,000	1,575,700
		8,754,310
Consumer Staples (1.1%)
BP PLC ADR	98,000	1,805,040

Information Technologies (2.0%)
*Enphase Energy Inc	4,000	1,228,000
*SolarEdge Technologies Inc	8,000	1,840,240
		3,068,240
Materials (3.5%)
Celanese Corp	11,000	1,057,320
Olin Corp	84,000	4,447,800
		5,505,120
Utilities (4.3%)
Ameren Corp	32,000	2,608,640
NextEra Energy Inc	30,000	2,325,000
*Sunnova Energy International Inc	102,000	1,891,080
		6,824,720

TOTAL COMMON STOCKS (COST: $116,562,829)		$153,745,860

OTHER ASSETS LESS LIABILITIES (2.1%)		$3,289,252

NET ASSETS (100.0%)		$157,035,112

*Non-income producing
PLC - Public Limited Company
ADR - American Depositary Receipt

NOTE: INVESTMENT IN SECURITIES (unaudited)
At October 31, 2022 the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
Integrity Mid-North American Resources Fund
Investments at cost	$116,562,829
Unrealized appreciation	$43,106,984
Unrealized depreciation	($5,923,953)
Net unrealized appreciation (depreciation)*	$37,183,031

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2022:

Integrity Mid-North American Resources Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$153,745,860	$0	$0	$153,745,860
Total	$153,745,860	$0	$0	$153,745,860